May 4, 1999



Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549



RE:  Variable Account A of
     First Fortis Life Insurance Company
     File No. 33-71688 (Opportunity)
     CIK No. 0000914805

Pursuant to Rule 497(j) under the Securities Act of 1933, Fortis Benefits Insurance Company, on behalf of Separate Account C, certifies that:

1) the form of Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Separate Account (Post-Effective
Amendment No. 8) filed April 23, 1999.

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at (651) 738-5590 if you have any questions.

Sincerely,

/s/ David A. Peterson

David A. Peterson
Vice President & Assistant General Counsel

Fortis Benefits Insurance Company
P. O. Box 64284
St. Paul MN 55164
(651) 738-2000
(800) 800-2638